INCOME TAXES - Preferential tax rates (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Tax saving amount due to preferential tax rates	¥ 744,996	¥ 488,462	¥ 418,997
Income per share effect-basic	¥ 2.5	¥ 1.52	¥ 1.34
Income per share effect-diluted	¥ 2.46	¥ 1.49	¥ 1.3